Net earnings / (loss) per share (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator [Abstract]
Net profit / (loss) available to common shareholders	$ 1,660,474	$ (3,842,603)	$ (4,539,093)
Denominator [Abstract]
Weighted average number of shares outstanding (in shares)	24,547,661	12,241,599	8,049,500
Earnings / (loss) per share, basic and diluted (in dollars per share)	$ 0.07	$ (0.31)	$ (0.56)